NOTE 10. OTHER PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consist of the followings:

	December 31,
	2014	2013

Accrued expenses	$2,564	$2,139
Business and other tax payables	6,666	7,108
Salary payable	2,017	2,715
Temporary receipt of insurance premium	126	149
Temporary receipt of insurance claims	1,362	1,326
Deposits received	4,331	2,220
Interest payable	498	356
Other current liabilities	2,557	1,133
Total	$20,121	$17,146

Deposits received represented security deposits received from staff and customer deposits. Temporary receipt of insurance premium represents the premium collected from customers but not yet paid to the insurance company. Temporary receipt of insurance claims represents the insurance claims received but not yet released to the relevant customers. Other current liabilities mainly include the unpaid expenses reimbursement due to staff, withholding taxes collected from customers for the value-added services.